Provision for decommissioning costs (Details 2) $ in Millions	Dec. 31, 2025 USD ($)
Provision For Decommissioning Costs
Provision for decommissioning costs, 2026	$ 2,950
Provision for decommissioning costs, 2027	2,410
Provision for decommissioning costs, 2028	2,059
Provision for decommissioning costs, 2029	1,835
Provision for decommissioning costs, 2030	1,506
Provision for decommissioning costs, 2031 onwards	17,752
Provision for decommissioning costs	$ 28,513